OTHER COMPREHENSIVE INCOME - Adjustment Reclassified to Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments recognized in net income, before tax	$ 103	$ 223	$ 200
Reclassification adjustments recognized in the period, tax	0	0	0
Reclassification adjustments recognized in net income	103	223	200
Reclassification adjustments recognized in net income, before tax	(50)	(10)	(161)
Derivatives reclassification adjustments recognized in net income, tax	13	3	40
Reclassification adjustments recognized in net income	(37)	(7)	(121)
Reclassification adjustments recognized in net income, before tax	(2)	7	131
Reclassification adjustments recognized in net income, tax	1	(1)	(29)
Reclassification adjustments recognized in net income	(1)	6	102
Reclassification adjustments recognized in net income	69	157	104
Reclassification adjustments recognized in net income, tax	(18)	(32)	(26)
Reclassification adjustments recognized in net income	51	$ 125	$ 78
Other income (loss) — net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments recognized in net income, before tax	103
Reclassification adjustments recognized in net income, before tax	45
Reclassification adjustments recognized in net income, before tax	(2)
Recognized net actuarial loss (gain)	99
Recognized prior service cost (credit)	(2)
Other income (loss) — net | Divestitures
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments recognized in net income	(6)
Other income (loss) — net | Settlement loss (gain)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments recognized in net income	(21)
Other income (loss) — net | Curtailment charges (credits)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments recognized in net income	(1)
Net operating revenues
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments recognized in net income, before tax	(84)
Cost of goods sold
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments recognized in net income, before tax	(17)
Interest expense
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments recognized in net income, before tax	$ 6